LEASE LIABILITY	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
LEASE LIABILITY [Text Block]

9. LEASE LIABILITY

The Company has a lease agreement for its warehouse space in West Kelowna, British Columbia.

The continuity of the lease liability for the years ended December 31, 2024 and 2023 is as follows:

Lease liability	Warehouse	Vehicles	Total
Lease liability, December 31, 2021	$153,288	$134,425	$287,713
Disposals	-	(40,686)	(40,686)
Lease payments	(77,835)	(32,668)	(110,503)
Lease interest	6,357	3,836	10,193
Lease liability, December 31, 2022	$81,810	$64,907	$146,717
Lease payments	(67,794)	(65,845)	(133,639)
Lease interest	2,620	938	3,558
Lease liability, December 31, 2023	$16,636	$-	$16,636
Additions	383,391	-	383,391
Lease payments	(106,099)	-	(106,099)
Lease reduction	(178,025)	-	(178,025)
Lease liability, December 31, 2024	$115,903	$-	$115,903
Current portion	$56,997	-	$56,997
Long-term portion	58,906	-	58,906
	$115,903	$-	$115,903

During the year ended December 31, 2023, the Company paid a total of $61,421 to buy out its remaining vehicle leases, which is included in the lease payments above. The difference between the lease liability and the buy out price was $196, which is included in lease interest above.

During the year ended December 31, 2024, the Company entered into a new lease, commencing February 1, 2024, for a period of three years. The new lease resulted in an increase to the lease liability of $383,391. On September 6, 2024, the lease was renegotiated to reduce the lease space in use, which resulted in a lease liability reduction of $178,025.